Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Earnings (loss) Per Share	The following table sets forth the computation of basic and diluted earnings (loss) per share for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025
Net income (loss) from continuing operations	$963,702	$(167,456)

Net income from discontinued operations	$—	$3,587,371

Net income	$963,702	$3,419,915

Earnings (loss) per share from continuing operations – basic and diluted	$0.02	$(0.00)
Earnings per share from discontinued operations – basic and diluted	$—	$0.07
Earnings per share – basic and diluted	$0.02	$0.07

Weighted average shares – basic and diluted	49,389,922	49,389,922